Leases - Undiscounted Future Minimum Lease Payments (Details) - Benson Hill, Inc $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Minimum lease payments for Crop Accelerator lease	$ 88,055
Lease term (in years)	20 years
Finance Lease
2021	$ 3,753
2022	4,542
2023	4,860
2024	4,948
2025	5,045
Thereafter	29,115
Total lease payments	52,263
Less: NPV discount	18,752
Present value of lease liabilities	33,511
Operating Lease
2021	1,063
2022	498
2023	344
2024	284
2025	132
Total lease payments	2,321
Less: NPV discount	223
Present value of lease liabilities	$ 2,098